UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5450

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

*PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS*

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2009

Global Governments Variable Account

*Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.*

PORTFOLIO OF INVESTMENTS         9/30/09 (Unaudited)

Global Governments Variable Account

Issuer	Shares/Par		Value ($)
BONDS - 92.7%
Foreign Bonds - 68.9%
Belgium - 1.8%
Kingdom of Belgium, 5.5%, 2017	EUR	85,000	$142,389

Brazil - 0.3%
Petrobras International Finance Co., 7.875%, 2019		$23,000	$26,536

Canada - 1.9%
Bayview Commercial Asset Trust, FRN, 0.895%, 2023 (z)	CAD	30,000	$18,507
Canada Housing Trust, 4.6%, 2011 (n)	CAD	57,000	56,498
Government of Canada, 4.5%, 2015	CAD	42,000	42,996
Government of Canada, 4.25%, 2018	CAD	20,000	20,217
Government of Canada, 5.75%, 2033	CAD	10,000	11,908

			$150,126

Finland - 1.4%
Republic of Finland, 3.875%, 2017	EUR	72,000	$109,652

France - 3.7%
Republic of France, 6%, 2025	EUR	126,000	$228,162
Republic of France, 4.75%, 2035	EUR	40,000	64,492

			$292,654

Germany - 4.7%
Federal Republic of Germany, 5%, 2011	EUR	45,000	$70,169
Federal Republic of Germany, 3.75%, 2013	EUR	51,000	78,985
Federal Republic of Germany, 6.25%, 2030	EUR	116,000	220,794

			$369,948

Greece - 2.7%
Republic of Greece, 3.6%, 2016	EUR	144,000	$208,999

Ireland - 3.1%
Republic of Ireland, 4.6%, 2016	EUR	159,000	$243,664

Italy - 13.5%
Republic of Italy, 4.75%, 2013	EUR	400,000	$630,815
Republic of Italy, 5.25%, 2017	EUR	261,000	426,124

			$1,056,939

Japan - 20.8%
Government of Japan, 1.3%, 2014	JPY	11,000,000	$126,590
Government of Japan, 1.7%, 2017	JPY	78,550,000	923,630
Government of Japan, 2.1%, 2024	JPY	25,000,000	289,637
Government of Japan, 2.2%, 2027	JPY	20,000,000	230,676
Government of Japan, 2.4%, 2037	JPY	5,000,000	58,119

			$1,628,652

Mexico - 0.4%
Pemex Project Funding Master Trust, 5.75%, 2018		$27,000	$26,696

Netherlands - 2.8%
Kingdom of Netherlands, 3.75%, 2014	EUR	142,000	$218,981

Peru - 0.5%
Republic of Peru, 7.125%, 2019		$35,000	$40,373

Poland - 0.5%
Republic of Poland, 6.375%, 2019		$37,000	$41,567

Spain - 5.6%
Kingdom of Spain, 5%, 2012	EUR	195,000	$309,736
Kingdom of Spain, 4.6%, 2019	EUR	82,000	127,983

			$437,719

Sweden - 0.5%
Kingdom of Sweden, 4.5%, 2015	SEK	250,000	$38,806

United Kingdom - 4.7%
United Kingdom Treasury, 8%, 2015	GBP	81,000	$166,930
United Kingdom Treasury, 8%, 2021	GBP	56,000	125,528
United Kingdom Treasury, 4.25%, 2036	GBP	46,000	75,136

			$367,594

Total Foreign Bonds			$5,401,295

U.S. Bonds - 23.8%
Asset Backed & Securitized - 3.0%
Commercial Mortgage Asset Trust, FRN, 1.092%, 2032 (i)(z)		$956,464	$27,732
Commercial Mortgage Pass-Through Certificates, FRN, 0.443%, 2017 (n)		59,000	48,185
Commercial Mortgage Pass-Through Certificates, FRN, 0.443%, 2017 (n)		80,445	58,150
First Union National Bank Commercial Mortgage Trust, FRN, 1.144%, 2043 (i)(n)		1,421,532	14,827
Greenwich Capital Commercial Funding Corp., FRN, 6.116%, 2038		55,000	50,319
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.882%, 2051		41,000	34,837

			$234,050

Local Authorities - 0.9%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039		$20,000	$24,715
University of California Rev. (Build America Bonds), 5.77%, 2043		15,000	16,150
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039		25,000	27,106

			$67,971

PORTFOLIO OF INVESTMENTS         9/30/09 (Unaudited) - continued

Global Governments Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Bonds - continued
Mortgage Backed - 3.8%
Fannie Mae, 4.77%, 2012	$38,159	$40,310
Fannie Mae, 5.37%, 2013	23,860	25,729
Fannie Mae, 4.78%, 2015	23,467	24,910
Fannie Mae, 5.5%, 2015	9,000	9,863
Fannie Mae, 5.09%, 2016	25,000	26,864
Fannie Mae, 5.423%, 2016	23,853	26,095
Fannie Mae, 5.16%, 2018	24,331	26,301
Fannie Mae, 5.1%, 2019	10,949	11,727
Fannie Mae, 5.18%, 2019	10,950	11,832
Fannie Mae, 6.16%, 2019	10,326	11,512
Freddie Mac, 5.085%, 2019	10,000	10,761
Freddie Mac, 5%, 2025 - 2028	67,045	69,598

		$295,502

U.S. Government Agencies and Equivalents - 2.3%
Aid-Egypt, 4.45%, 2015	$49,000	$52,127
Small Business Administration, 4.57%, 2025	35,092	36,737
Small Business Administration, 5.21%, 2026	90,495	96,039

		$184,903

U.S. Treasury Obligations - 13.8%
U.S. Treasury Bonds, 4.75%, 2017	$151,000	$168,259
U.S. Treasury Bonds, 8%, 2021	104,000	147,209
U.S. Treasury Bonds, 6.875%, 2025	62,000	83,351
U.S. Treasury Notes, 4.75%, 2012	248,000	268,712
U.S. Treasury Notes, 4.125%, 2015	165,000	178,664
U.S. Treasury Notes, TIPS, 2%, 2016	230,024	238,650

		$1,084,845

Total U.S. Bonds		$1,867,271

Total Bonds		$7,268,566

MONEY MARKET FUNDS (v) - 6.9%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	540,356	$540,356

Total Investments		$7,808,922

OTHER ASSETS, LESS LIABILITIES - 0.4%		30,486

NET ASSETS - 100.0%		$7,839,408

(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $177,660 representing 2.3% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

	Acquisition		Current
Restricted Securities	Date	Cost	Market Value
Bayview Commercial Asset Trust, FRN, 0.895%, 2023	5/25/06	$27,125	$18,507
Commercial Mortgage Asset Trust, FRN, 1.092%, 2032	8/25/03	30,639	27,732
Total Restricted Securities			$46,239

% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

PORTFOLIO OF INVESTMENTS 9/30/09 (Unaudited) - continued

Global Governments Variable Account

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
TRY	Turkish Lira

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Global Governments Variable Account

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the variable account’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,269,748	$—	$1,269,748
Non-U.S. Sovereign Debt	—	5,382,788	—	5,382,788
Corporate Bonds	—	67,971		67,971
Residential Mortgage-Backed Securities	—	295,502	—	295,502
Commercial Mortgage-Backed Securities	—	252,557	—	252,557
Mutual Funds	540,356	—	—	540,356

Total Investments	$540,356	$7,268,566	$—	$7,808,922

Other Financial Instruments
Forward Currency Contracts	—	34,420	—	34,420

For further information regarding security characteristics, see the Portfolio of Investments.

Global Governments Variable Account

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Derivative Contracts at 9/30/09

Forward Foreign Currency Exchange Contracts at 9/30/09

Asset Derivatives
BUY	AUD	UBS AG	70,965	10/27/09	$59,209	$62,483	$3,274
BUY	BRL	Barclays Bank PLC	11,000	11/24/09	6,004	6,155	151
BUY	BRL	Deutsche Bank AG London	22,000	10/05/09	11,563	12,413	850
BUY	BRL	HSBC Bank	11,000	10/29/09	6,066	6,185	119
SELL	BRL	Deutsche Bank AG	22,000	10/05/09	12,486	12,413	73
BUY	DKK	UBS AG	283,472	10/30/09	54,628	55,700	1,072
BUY	EUR	Barclays Bank PLC	70,370	10/15/09	99,989	102,975	2,986
BUY	EUR	HSBC Bank	51,000	10/15/09	71,362	74,630	3,268
BUY	EUR	JPMorgan Chase Bank	21,500	10/15/09	30,043	31,462	1,419
BUY	EUR	UBS AG	23,683	10/15/09	33,214	34,657	1,443
SELL	EUR	UBS AG	67,188	12/16/09	99,425	98,312	1,112
SELL	GBP	Barclays Bank PLC	11,927	10/15/09	19,562	19,060	502
SELL	GBP	Citibank N.A.	4,000	10/15/09	6,508	6,392	116
BUY	IDR	JPMorgan Chase Bank	116,768,000	10/05/09	11,482	12,075	593
SELL	IDR	JPMorgan Chase Bank	116,768,000	10/05/09	12,163	12,075	89
BUY	JPY	Barclays Bank PLC	4,174,112	10/15/09	44,854	46,504	1,650
BUY	JPY	Citibank N.A.	1,028,000	10/15/09	11,276	11,453	177
BUY	JPY	HSBC Bank	7,402,000	10/15/09-12/16/09	81,040	82,492	1,452
BUY	JPY	JPMorgan Chase Bank	65,650,935	10/15/09	710,854	731,427	20,572
BUY	JPY	UBS AG	29,012,231	10/15/09	308,549	323,229	14,681
BUY	KRW	JPMorgan Chase Bank	18,940,000	10/19/09	15,687	16,072	385
BUY	NOK	Citibank N.A.	341,903	11/25/09	58,897	59,092	195
BUY	SEK	UBS AG	25,885	10/28/09	3,628	3,714	86
BUY	TRY	JPMorgan Chase Bank	17,000	11/25/09	11,317	11,347	29

							$56,294

Liability Derivatives
SELL	BRL	Deutsche Bank AG	22,000	11/03/09	$12,424	$12,361	$(63)
BUY	CAD	Barclays Bank PLC	4,000	10/13/09	3,739	3,736	(3)
BUY	CAD	UBS AG	41,653	10/13/09	38,926	38,905	(21)
SELL	CAD	Goldman Sachs International	2,000	10/13/09	1,802	1,868	(66)
SELL	CAD	UBS AG	37,370	10/13/09	34,358	34,905	(547)
BUY	CHF	Credit Suisse Group	30,000	10/15/09	29,322	28,952	(370)
SELL	CHF	Credit Suisse Group	29,751	10/15/09	27,831	28,712	(881)
BUY	EUR	Barclays Bank PLC	7,000	10/15/09	10,302	10,243	(59)
BUY	EUR	Citibank N.A.	9,000	12/16/09	13,320	13,169	(151)
SELL	EUR	Barclays Bank PLC	14,000	10/15/09	20,219	20,487	(268)
SELL	EUR	Citibank N.A.	4,000	12/16/09	5,842	5,853	(11)
SELL	EUR	Goldman Sachs International	43,000	10/15/09	62,573	62,924	(351)
SELL	EUR	JPMorgan Chase Bank	69,986	12/16/09	102,357	102,406	(50)
SELL	EUR	UBS AG	363,219	10/15/09-12/16/09	530,467	531,475	(1,008)
BUY	GBP	Barclays Bank PLC	38,665	10/15/09	63,313	61,789	(1,524)
BUY	GBP	Citibank N.A.	8,000	10/15/09	13,440	12,784	(655)
BUY	GBP	Deutsche Bank AG	28,665	10/15/09	46,457	45,809	(648)
BUY	GBP	HSBC Bank	2,000	10/15/09	3,286	3,196	(89)
BUY	IDR	JPMorgan Chase Bank	116,768,000	11/02/09	12,140	12,011	(129)
SELL	JPY	Barclays Bank PLC	9,086,000	10/15/09	96,760	101,228	(4,468)
SELL	JPY	Citibank N.A.	4,096,123	10/15/09	44,000	45,636	(1,636)
SELL	JPY	HSBC Bank	1,003,000	10/15/09	10,684	11,175	(491)
SELL	JPY	Merrill Lynch International Bank	12,278,597	10/15/09	132,785	136,798	(4,013)
SELL	JPY	UBS AG	1,950,000	10/15/09	21,088	21,725	(637)
BUY	MXN	Merrill Lynch International Bank	154,000	11/25/09	11,432	11,326	(106)
SELL	NOK	UBS AG	135,000	10/15/09	20,810	23,363	(2,553)
BUY	SEK	Barclays Bank PLC	313,784	10/28/09	46,095	45,019	(1,076)

							$(21,874)

At September 30, 2009, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Global Governments Variable Account

Supplemental Information (Unaudited) 9/30/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

	Beginning	Acquisitions	Dispositions	Ending
	Shares/Par	Shares/Par	Shares/Par	Shares/Par
Underlying Funds	Amount	Amount	Amount	Amount
MFS Institutional Money Market Portfolio	—	3,163,241	(2,622,885)	540,356

Realized
	Gain	Capital Gain	Dividend	Ending
Underlying Funds	(Loss)	Distributions	Income	Value
MFS Institutional Money Market Portfolio	$—	$—	$1,081	$540,356

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2009, are as follows:

United States	30.9%
Japan	20.7%
Italy	13.5%
Spain	5.6%
Germany	4.8%
United Kingdom	4.7%
France	3.9%
Ireland	3.1%
Netherlands	2.8%
Other Countries	10.0%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GLOBAL GOVERNMENTS VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 16, 2009

*	Print name and title of each signing officer under his or her signature.